Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	December 31, 2015	December 31, 2014
	(in thousands)
Fuel-retail	$42,779	$46,195
Fuel-other wholesale	283,021	302,675
Fuel-consignment	3,801	7,337
Merchandise	116,694	113,774
Equipment and maintenance spare parts	13,162	13,520
Other	7,834	7,802
Inventories, net	$467,291	$491,303